Annual Fund Operating Expenses	Oct. 31, 2025
Transamerica Inflation Opportunities
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2028
Transamerica Inflation Opportunities | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	0.01%	[1]
Net Expenses (as a percentage of Assets)	0.53%
Transamerica Inflation Opportunities | R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.14%	[1]
Net Expenses (as a percentage of Assets)	0.65%
Transamerica Inflation Opportunities | R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	0.04%	[1]
Net Expenses (as a percentage of Assets)	1.00%
Transamerica Inflation Opportunities | I3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	0.01%	[1]
Net Expenses (as a percentage of Assets)	0.53%
Transamerica Inflation Opportunities | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	0.09%	[1]
Net Expenses (as a percentage of Assets)	1.71%
Transamerica Inflation Opportunities | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	0.08%	[1],[2]
Net Expenses (as a percentage of Assets)	0.56%
Transamerica Inflation Opportunities | I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	0.01%	[1]
Net Expenses (as a percentage of Assets)	0.53%
Transamerica Inflation Opportunities | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.89%
Transamerica Long Credit
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2028
Transamerica Long Credit | I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[3]
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.03%	[4]
Net Expenses (as a percentage of Assets)	0.56%
Transamerica Long Credit | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%	[3]
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	1.59%
Transamerica Long Credit | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[3]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.13%	[4],[5]
Net Expenses (as a percentage of Assets)	0.56%
Transamerica Long Credit | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[3]
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.03%	[4]
Net Expenses (as a percentage of Assets)	0.56%
Transamerica Long Credit | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%	[3]
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.89%

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2028 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 0.95% for Class A shares, 1.71% for Class C shares, 0.65% for Class I shares, 0.53% for Class I2 shares, 0.53% for Class R6 shares, 0.65% for Class R4 shares, 1.00% for Class R shares and 0.53% for Class I3 shares excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2028 without the Board of Trustees’ consent.
[2]	TAM has contractually agreed to reimburse 0.08% of the transfer agency fees on Class I shares through March 1, 2028.
[3]	Other expenses are based on estimates for the current fiscal year.
[4]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2028 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 0.94% for Class A shares, 1.78% for Class C shares, 0.65% for Class I shares, 0.56% for Class I2 shares and 0.56% for Class R6 shares excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2028 without the Board of Trustees’ consent.
[5]	TAM has contractually agreed to reimburse 0.10% of the transfer agency fees on Class I shares through March 1, 2028.